Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and Administrative Expenses [Member]
Intangible Assets, Net [Line Items]
Amortization expenses	$ 5,230	$ 5,224	$ 2,647